Leases - Net Investments in Direct Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Total minimum lease payments to be received	$ 568,710	$ 764,970
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	361	393
Less unearned revenue	(268,046)	(317,320)
Total net investments in direct financing leases	495,990	643,008
Less current portion	(9,884)	(150,342)
Net investments in direct financing leases	$ 486,106	$ 492,666